Goodwill (Details) - Schedule of goodwill - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Goodwill Abstract
Goodwill cost, Beginning	$ 371,075	$ 348,441	$ 348,441
Goodwill additions	1,251,277	22,634
Goodwill disposals	(22,634)
Goodwill cost, Ending	$ 1,599,718	$ 371,075	$ 348,441